CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (USD $)	Total	January 25, 2011[Member]	May 15, 2012 [Member]	Common Shares [Member]	Common Shares [Member] January 25, 2011[Member]	Common Shares [Member] May 15, 2012 [Member]	Contributed Capital [Member]	Contributed Capital [Member] January 25, 2011[Member]	Contributed Capital [Member] May 15, 2012 [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] January 25, 2011[Member]	Accumulated Deficit [Member] May 15, 2012 [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] January 25, 2011[Member]	Non-controlling Interest [Member] May 15, 2012 [Member]
Beginning balance at Dec. 31, 2009	$ (1,797,743)						$ 2,466,138			$ (4,263,762)			$ (119)
Beginning balance,shares at Dec. 31, 2009				7,089,940
Warrants issued	405,000						405,000
Common Stock issued	549,870						549,870
Common Stock issued, shares				3,380,908
Common Stock issued in exchange for services	2,192						2,192
Common Stock issued in exchange for services, shares				8,132
Common Stock issued as compensation in lieu of cash	68,237						68,237
Common Stock issued as compensation in lieu of cash, shares				346,493
Common Stock issued as compensation	33,000						33,000
Common Stock issued as compensation, shares				204,053
Expensed portion of warrants as compensation	43,108						43,108
Conversion of shareholder note and accrued interest to common stock	31,311						31,311
Conversion of shareholder note and accrued interest to common stock, shares				165,951
Stock-based compensation	144,345
Warrants exercised for common stock
Warrants exercised for common stock, shares				4,804,523
Net income (loss)	(1,423,647)									(1,423,632)			(15)
Ending balance at Dec. 31, 2010	(2,088,672)						3,598,856			(5,687,394)			(134)
Ending balance, shares at Dec. 31, 2010				16,000,000
Distribution of warrants	(1,550,000)						(1,550,000)
Common Stock issued in private placement		2,335,103						2,335,103
Common Stock issued in private placement, shares					5,434,446
Merger of 22nd Century Limited and 22nd Century Group				268			(268)
Merger of 22nd Century Limited and 22nd Century Group, shares				5,325,200
Stock-based compensation	376,437			5			376,432
Stock-based compensation, shares				450,000
Beneficial conversion feature of convertible debt	1,062,759						1,062,759
Net income (loss)	(1,347,787)									(1,353,903)			6,116
Ending balance at Dec. 31, 2011	(1,212,160)			273			5,822,882			(7,041,297)			5,982
Ending balance, shares at Dec. 31, 2011				27,209,646
Stock based compensation under Equity Incentive Plan	690,975			7			690,968
Stock based compensation under Equity Incentive Plan, shares				700,000
Common stock issued as payment of services and accounts payable	534,828			13
Common stock issued as payment of services and accounts payable, shares				1,267,500			534,815
Common stock issued upon exercise of Convertible Notes				2			(2)
Common stock issued upon exercise of Convertible Notes, shares				161,000
Common Stock issued in private placement			(4,526)			17			(17)						(4,526)
Common Stock issued in private placement, shares			1,710,833			1,710,833
Stock-based compensation	776,441
Beneficial conversion feature of convertible debt	63,600						63,600
Net income (loss)	(2,431,371)									(2,429,915)			(1,456)
Ending balance at Sep. 30, 2012	$ (2,358,654)			$ 312			$ 7,112,246			$ (9,471,212)
Ending balance, shares at Sep. 30, 2012				31,048,979